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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-09152
                                    --------------------------------------------
The STAAR Investment Trust
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA                                   15237
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

Andre Weisbrod
The STAAR Investment Trust
604 McKnight Park Drive
Pittsburgh, PA  15237
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-412-367-9076
                                                    ----------------------------

Date of fiscal year end:     December 31, 2003
                         -------------------------------------------

Date of reporting period:     January 1, 2003 through December 31, 2003
                          ----------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

     A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) is included herewith.

Annual Report
January 1, 2003 to December 31, 2003

It Was A Very Good Year!

604 McKnight Park Dr.
Pittsburgh, PA 15237
412-367-9076
Fax 412-367-9141
Web Site: www.staarfunds.com
Email: staarbase@aol.com

LETTER TO SHAREHOLDERS February 27, 2004 Dear Shareholder:

         It was a very good year! 2003 saw a tremendous rebound in the economy and the investment markets. After three losing years and the worst bear market since the great depression, the good news and results were a much-needed tonic for investors.

         (GRAPH here: S&P500 1975-Present (12/31/03))

         In fact, every major investment index experienced a positive return. And unlike the previous three years, it once again paid to take risk.

         However, not all news was good news. This was a year where some in the mutual fund industry joined those in other businesses who have used their positions in unethical and/or illegal activities. As a result, mutual funds have received some "bad press" recently.

         I want you to know that we have diligently tried to manage the Funds with integrity and have guarded against activities such as after-hours trading and market timing. A significant amount of my family's investments are in shareholder accounts like yours. Therefore, my goal is to have the Funds do as well as possible. We have tried to keep costs down as much as possible. Mostly because of our size our annual expense ratios are higher than average. As the Funds grow our goal is to lower expenses. And no insiders are allowed special trading privileges; they must buy and sell shares under the same rules as anyone else.

         In the end mutual funds will continue to be an excellent way for people to invest. They offer diversification, professional management, flexibility and ease of use not available with individual securities. It is my hope that the current scandals will serve to discipline the industry and make it better.

         Even with the negatives mentioned above, the performance of mutual fund averages has kept pace with and exceeded the markets over the past five years. And the future looks encouraging.

         Overall, positive indicators outweigh the negatives. The economy is growing at a healthy rate. Businesses are more disciplined. Productivity continues to increase. Inflation and interest rates are low. While government and trade deficits are a concern, they are not yet bad enough to derail this economy.

         A short-term correction of 5%-10% of the DOW and S&P 500 would not be unexpected. Assuming no major negative surprises, the outlook for stocks, both domestic and foreign, continues to be mostly positive.

         The bond market saw its share of jitters in 2003. However, bonds ended the year with decent total returns. With interest rates at 45-year lows, it is hard to imagine bonds continuing to return what they have over recent years. While bonds will continue to play an important role in portfolio risk management, investor expectations should be modest for the next few years. Assuming economic growth continues, yields will likely rise to a more historical relationship to inflation.

         On behalf of the Trustees and people of STAAR Financial Advisors, Inc., thank you for your confidence and support.



Sincerely Yours,


J. Andre Weisbrod, Trustee
President, STAAR Financial Advisors, Inc., Advisor to the Trust

STAAR Investment Trust Annual Report 12/31/03 (Published 2/28/04)

Perspective & Performance

Indexes used for comparisons are selected as being closest to each Fund's objectives. Multiple indexes are used where a single index may not correlate completely with a Fund's objectives, strategies and/or portfolio holdings.

INTERMEDIATE BOND FUND (IBF)
A high-grade general bond portfolio of US Gov't, Gov't Agency and Investment Grade Corp. Bonds with an average maturity usually between 3 and 7 years.

Conditions for bonds remained favorable in 2003. However the long decline in interest rates may be over and rates could rise over the next few years. The economy picked up pace and rates began to rise, but continued low inflation and a sluggish jobs market allowed them to come down a bit toward year-end. If the economy recovers robustly, it is probable that interest rates will rise over the next year and beyond. Therefore expectations for total returns in bonds should be modest. We have shortened average maturities in this fund over the past year. We are pleased to report that the IBF is ranked in the top third for 12 months for all Corporate Bond Funds - High Quality (funds having a majority of holdings in high quality corporate bonds) for the period ending 12-31-03 as tracked by Morningstar.

---------------------------------------------------------------------------------------------------------------------------
      FOR PERIODS ENDING 12/31/03                                           THREE     FIVE YEAR     SINCE        SINCE
                                                                           YEAR AVG.     AVG.        PUB.         PRIV.
                                          LAST      YEAR-TO-                ANNUAL      ANNUAL      INCEPT.     INCEPTION
                                         QUARTER      DATE     ONE YEAR    RETURN(1)   RETURN(1) (5/28/97)(1)  (4/4/96)(1)
---------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND (IBF)              0.4%        4.1%       4.1%        6.3%        5.5%         6.2%        5.6%
---------------------------------------------------------------------------------------------------------------------------
Lehman Bros Intermed Gov/Corp Index       0.1%        4.3%       4.3%        7.7%        6.7%         7.3%        7.0%
---------------------------------------------------------------------------------------------------------------------------
Morningstar Interm-Term Bd Fd Avg         0.5%        4.9%       4.9%        6.8%        5.7%         6.6%        6.5%
---------------------------------------------------------------------------------------------------------------------------

Current Yield as of 12/31/03 4.0%**
S.E.C. Yield as of 12/31/03 3.7%***
Average Maturity......... 3.5 Years Portfolio Turnover 36%

*    Total returns include reinvested dividends and gains.

** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses)

*** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.


LONG TERM BOND FUND (LTBF)
A high-grade general bond portfolio of US Gov't, Gov't Agency and Investment Grade Corp. Bonds with an average maturity over 10 years.

      As indicated above, conditions for bonds appear to be changing. If interest rates rise over the next few years, bond returns will be lower than we have experienced over the last decade. Our conservative approach includes shortening maturities and even holding some cash. We are trading some yield to protect principal.

---------------------------------------------------------------------------------------------------------------------------
      FOR PERIODS ENDING 12/31/03                                           THREE     FIVE YEAR     SINCE        SINCE
                                                                           YEAR AVG.     AVG.        PUB.         PRIV.
                                          LAST      YEAR-TO-                ANNUAL      ANNUAL      INCEPT.     INCEPTION
                                         QUARTER      DATE     ONE YEAR    RETURN(1)   RETURN(1) (5/28/97)(1)  (4/4/96)(1)
---------------------------------------------------------------------------------------------------------------------------
LONG TERM BOND FUND (LTBF)                 0.7%        5.9%       5.9%       7.3%        5.2%        7.0%         6.5%
---------------------------------------------------------------------------------------------------------------------------
Lehman Bros Long-Trm Gov/Corp Index       -0.3%        5.9%       5.9%       9.3%        7.0%        9.3%         8.7%
---------------------------------------------------------------------------------------------------------------------------
Morningstar Long-Term Bd Fds Avg           1.1%        8.0%       8.0%       8.1%        6.3%        7.4%         7.3%
---------------------------------------------------------------------------------------------------------------------------

Current Yield as of 12/31/03 4.1%**
S.E.C. Yield as of 12/31/03 4.0%***
Average Maturity........... 11.0 Years
Portfolio Turnover 8.5%

*    Total returns include reinvested dividends and gains.

** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses)

*** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

STAAR Investment Trust Annual Report 12/31/03 (Published 2/28/02) Page 2

LARGER COMPANY STOCK FUND (LCSF)
A fund of funds investing in funds that invest in large and larger mid-cap stocks with the objective of Growth with some Income. Individual stocks may be owned.

     The economy continued recovering nicely, and in March the markets began to acknowledge it. Indeed it was apparent by summer that a new bull market had begun. The prospects for 2004 look promising, though we do not expect returns to be as high as in 2003. Our shareholders and clients told us they wanted us to err on the side of being too conservative and that is what we did. Considering we kept 10%-20% cash for much of the year, performance is acceptable. However, we are working to improve our performance while still maintaining vigilance for risks. We are pleased to report that the LCSF is ranked in the top third for three years year and five years of all funds in the Large Company Blend Category for the periods ending 12-31-03 as tracked by Morningstar.

---------------------------------------------------------------------------------------------------------------------------
      FOR PERIODS ENDING 12/31/03                                           THREE     FIVE YEAR     SINCE        SINCE
                                                                           YEAR AVG.     AVG.        PUB.         PRIV.
                                          LAST      YEAR-TO-                ANNUAL      ANNUAL      INCEPT.     INCEPTION
                                         QUARTER      DATE     ONE YEAR    RETURN(1)   RETURN(1) (5/28/97)(1)  (4/4/96)(1)
---------------------------------------------------------------------------------------------------------------------------
LARGER CO. STOCK FUND (LCSF)               10.9%       20.7%      20.7%      -3.7%        0.1%        2.4%        4.0%
---------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                              12.2%       28.7%      28.7%      -4.1%       -0.6%        5.7%        8.8%
---------------------------------------------------------------------------------------------------------------------------
Mormingstar Large Blend Funds Avg.         11.5%       26.7%      26.7%      -4.8%       -0.4%        5.1%        7.5%
---------------------------------------------------------------------------------------------------------------------------

Portfolio Turnover 46.3%
* Total returns include reinvested dividends and gains.

SMALLER COMPANY STOCK FUND (SCSF)
A fund of funds investing in funds that invest in small, micro-cap and smaller mid-cap stocks with an objective of long term growth. Individual stocks may be owned.

     Small stocks resumed their five-year trend of outperforming larger stocks. We think this could continue for the near future and perhaps longer. 2003 performance was within objectives considering we held to more conservative positions, including significant cash until the market direction was confirmed. We are pleased to report that the SCSF has beat the Russell 2000 index over the five-year period as well as from inception and has outperformed all small company stock funds for the three-year and five-year periods ending 12-31-03.

---------------------------------------------------------------------------------------------------------------------------
      FOR PERIODS ENDING 12/31/03                                           THREE     FIVE YEAR     SINCE        SINCE
                                                                           YEAR AVG.     AVG.        PUB.         PRIV.
                                          LAST      YEAR-TO-                ANNUAL      ANNUAL      INCEPT.     INCEPTION
                                         QUARTER      DATE     ONE YEAR    RETURN(1)   RETURN(1) (5/28/97)(1)  (4/4/96)(1)
---------------------------------------------------------------------------------------------------------------------------
SMALLER CO. STOCK FD (SCSF)                 15.1%       41.2%        41.2%        5.5%        9.1%         9.4%        9.1%
---------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index                          14.5%       47.3%        47.3%        6.3%        7.1%         7.5%        8.2%
---------------------------------------------------------------------------------------------------------------------------
Morningstar Small Company Fds Avg           14.0%       42.3%        42.3%        3.8%        8.3%         9.8%       10.4%
---------------------------------------------------------------------------------------------------------------------------

Portfolio Turnover 45.7%

Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


STAAR Investment Trust Annual Report 12/31/03 (Published 2/28/02)    Page 3

INTERNATIONAL FUND (INTF)

A fund of funds investing in funds that primarily invest in foreign stocks, including emerging markets. Individual stocks may be owned.

     International markets moved in concert with the U.S. recovery. At the end of 2002 we suggested that there was a stronger up-side potential since international markets in general had lost more value than US markets over the last few years. International markets finished ahead of U.S. markets for 2003 and the potential for 2004 is good. We are pleased to report that the INTF is ranked in the top 21% for 3 years and the top 27% for 5 years for all funds in the Foreign Large Blend Category for the periods ending 12-31-03 as tracked by Morningstar.

---------------------------------------------------------------------------------------------------------------------------
      FOR PERIODS ENDING 12/31/03                                           THREE     FIVE YEAR     SINCE        SINCE
                                                                           YEAR AVG.     AVG.        PUB.         PRIV.
                                          LAST      YEAR-TO-                ANNUAL      ANNUAL      INCEPT.     INCEPTION
                                         QUARTER      DATE     ONE YEAR    RETURN(1)   RETURN(1) (5/28/97)(1)  (4/4/96)(1)
---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND (INTF)                 12.4%       31.9%      31.9%       -2.2%        1.5%         0.8%        3.1%
---------------------------------------------------------------------------------------------------------------------------
EAFE Index                                17.1%       38.6%      38.6%       -2.9%       -0.1%         2.0%        3.0%
---------------------------------------------------------------------------------------------------------------------------
Morningstar Foreign Stock Fds Avg         15.7%       37.5%      37.5%       -2.9%        2.6%         3.2%        4.9%
---------------------------------------------------------------------------------------------------------------------------

Portfolio Turnover...........29.1%

ALTCAT (ALTERNATIVE CATEGORIES) FUND (ACF)
A multi-asset global fund of funds that invest in assets hat offer opportunities for growth.

      The AltCat Fund has benefited from the global recovery. We continue to diversify globally and in sectors, trying to identify and take advantage of trends. We have tended to keep more cash in this fund than the others for risk management purposes. We are pleased to report that the ACF has outperformed the S&P 500 for the last 3 years and the Morningstar Multi-Asset Global funds average for the last 5 years for periods ending 12/31/03.

---------------------------------------------------------------------------------------------------------------------------
      FOR PERIODS ENDING 12/31/03                                           THREE     FIVE YEAR     SINCE        SINCE
                                                                           YEAR AVG.     AVG.        PUB.         PRIV.
                                          LAST      YEAR-TO-                ANNUAL      ANNUAL      INCEPT.     INCEPTION
                                         QUARTER      DATE     ONE YEAR    RETURN(1)   RETURN(1) (5/28/97)(1)  (4/4/96)(1)
---------------------------------------------------------------------------------------------------------------------------
ALTCAT FUND (ACF)                         12.4%       28.4%      28.4%       -1.0%        6.0%         3.5%       4.2%
---------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                             12.2%       28.7%      28.7%       -4.1%       -0.6%         5.7%       8.8%
---------------------------------------------------------------------------------------------------------------------------
Morningstar Multi-Asset Global Fds Avg     9.1%       25.0%      25.0%        3.4%        5.7%         5.7%       6.3%
---------------------------------------------------------------------------------------------------------------------------

Portfolio Turnover 33.2%

Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

NOTES: Performance figures are total returns except those marked with an *, for which dividend reinvestment figures were not available. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.

(1) The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96. Public registration was effective on 5/28/97 with no changes in investment operations.

FOR PROSPECTUS, CALL 1-800-332-7738 P.I.N. 3370 OR VISIT WWW.STAARFUNDS.COM


STAAR Investment Trust Annual Report 12/31/03 (Published 2/28/02)  Page 4

INTERMEDIATE BOND FUND
Portfolio Valuation Date 12/31/2003

                                                     SHARES OR
                                                     PRINCIPAL    UNIT                                                 UNREALIZED
                  POSITION                            AMOUNT      COST    PRICE       COST        VALUE       PERCENT  GAIN/(LOSS)
----------------------------------------------------------------------------------------------------------------------------------
CASH & EQUIVALENTS
      Cash Suspense (12b-1)                             8,076      1.00     1.00       8,076       8,076        0.3%         0
      Trust Company STAAR Accessor US Gov't            60,705      1.00     1.00      60,705      60,705        2.1%         0
                                                   -------------------------------------------------------------------------------
                                    Subtotal                                          68,781      68,781        2.4%         0

INTERMEDIATE BONDS
   US TREASURY OBLIGATIONS
       US Treasury Note 6.5 due 5/15/05                20,000    100.16   106.88      20,032      21,375        0.7%     1,343
       US Treasury Note 5.25 due 5/15/04               30,000     98.25   101.56      29,474      30,469        1.1%       995
                                                   -------------------------------------------------------------------------------
                                    Subtotal                                          49,506      51,844        1.8%     2,338
GOVERNMENT AGENCY OBLIGATIONS
       Fed Nat'l Mtg Assoc 3.66 4/30/08 c'04          200,000    100.39   100.59     200,776     201,188        7.0%       412
       Fed Nat'l Mtg Assoc 5.125 4/22/13 c'04          50,000    101.95   100.44      50,973      50,219        1.7%      (754)
       Fed Nat'l Mtg Assoc 5.36 due 11/29/11 c'04      75,000    101.27   102.50      75,950      76,875        2.7%       925
       Fed Nat'l Mtg Assoc. 5.25 1/15/09               50,000     98.51   107.63      49,255      53,813        1.9      4,557
       Fedl Farm Cr Bank 5.35 due12/11/08             115,000     99.22   107.98     114,100     124,177        4.3%    10,077
       Fedl Home Ln Bank Bond 5.355 1/05/09            50,000     97.31   108.19      48,657      54,094        1.9%     5,437
       Fedl Home Ln Bank Bond 5.785 4/14/08            50,000    101.60   109.72      50,800      54,860        1.9%     4,059
       Fed'l Home Ln Bank Bond 6.05 5/17/12 c'04      150,000     99.88   101.59     149,816     152,391        5.3%     2,575
       Fed'l Home Ln Bank Bond 6.25 due 1/23/12       100,000    100.08   100.25     100,084     100,250        3.5%       166
       Fedl Home Ln Mtg Corp Deb 2.625 2/15/06        100,000    100.45   100.13     100,450     100,130        3.5%      (320)
       Fedl Home Ln Mtg Corp Deb 5.125 10/15/08       130,000     98.86   107.25     128,512     139,425        4.8%    10,913
       Fedl Home Ln Mtg Corp Deb 5.25 1/15/06          80,000    100.31   106.38      80,249      85,100        3.0%     4,851
                                                   -------------------------------------------------------------------------------
                                    Subtotal                                       1,149,624   1,192,521       41.4%    42,897
CORPORATE OBLIGATIONS
       AOL Time Warner 6.125 4/15/06                   50,000    104.37   107.65      52,184      53,825        1.9%     1,641
       AOL Time Warner 6.15 5/1/07                     50,000    102.88   108.80      51,438      54,400        1.9%     2,962
       AT&T Corp 7.0 due 5/15/05                       50,000    103.69   105.99      51,845      52,995        1.8%     1,150
       Bank One Corp 6.875 8/01/06                     40,000    102.95   110.58      41,179      44,232        1.5%     3,053
       Capital One Bank 6.65 3/15/04                   50,000    100.33   100.97      50,164      50,485        1.8%       321
       Capital One Bank 6.875 2/1/06                  100,000    102.16   108.18     102,163     108,180        3.8%     6,017
       CIT Group 6.5 2/7/06                           100,000    102.17   108.29     102,173     108,290        3.8%     6,117
       CP&L Energy 5.95 3/01/09                        50,000     98.35   109.23      49,175      54,615        1.95     5,440
       Disney 4.875 7/2/04                             50,000    100.98   101.73      50,490      50,865        1.8%       375
       Duke Capital Corp 6.25 7/15/05 NC              100,000    101.81   105.06     101,815     105,060        3.6%     3,245
       Duke Capital Corp 7.25 10/1/04                 125,000    101.83   103.44     127,287     129,300        4.5%     2,013
       Ford Motor Cr 5.75 due 2/23/04                  75,000    100.61   100.59      75,456      75,443        2.6%       (13)
       Ford Motor Cr 7.75 due 2/15/07                 100,000    102.05   109.22     102,047     109,220        3.8%     7,173
       Gen Mtrs Corp Nts 7.1 3/15/06 NC                20,000    106.46   107.84      21,292      21,568        0.7%       276
       Haliburton 6.0 8/1/06                          100,000    101.77   107.02     101,767     107,020        3.7%     5,253
       Hertz Corp 6.625 5/15/08                        50,000    101.22   104.33      50,609      52,165        1.8%     1,556
       Household Finl. Corp 5.875 2/1/09               50,000    100.94   108.59      50,470      54,295        1.9%     3,825
       Lehman Brothers 6.625 due 4/01/04               50,000     98.71   101.30      49,356      50,650        1.8%     1,294
       Mellon Financial Co. 6.0 due 3/01/04            40,000    100.07   100.73      40,029      40,292        1.5%       263
       Morgan Stanley Nts 5.625 due 1/20/04            50,000     99.78   100.17      49,891      50,085        1.7%       194
       Motorola Inc Note 5.8 10/15/08                  40,000     91.41   106.07      36,563      42,428        1.5%     5,865
       Sears Accept Corp  6.92 due 6/17/04             40,000    103.92   102.17      41,568      40,868        1.4%      (700)
       Sears Accept Corp  7.0 6/15/07                 100,000    104.29   111.44     104,293     111,440        3.9%     7,147
                                                   ------------------------------------------------------------------------------
                                    Subtotal                                       1,503,253   1,567,721       54.4%    64,468
                                                   ==============================================================================
                                                                 TOTALS            2,771,164   2,880,867        100%   109,703

* Does not include interest accrued.

BREAKDOWN BY GENERAL ASSET TYPE

[CHART APPEARS HERE]

--------------------------------------------------------------
Cash & Equivalents                             2%
--------------------------------------------------------------
Corporate                                      55%
--------------------------------------------------------------
US Treasury & Gov Agency                       43%
--------------------------------------------------------------


BREAKDOWN BY GENERAL RATING
(S&P and/or Moody's)

[CHART APPEARS HERE]

--------------------------------------------------------------
AAA Rated                                      44%
--------------------------------------------------------------
AA Rated                                       2%
--------------------------------------------------------------
A Rated                                        25%
--------------------------------------------------------------
BBB Rated                                      29%
--------------------------------------------------------------

------------------------------------------------------------------------------
Long Term Bond Fund
Portfolio Valuation as of 12/31/03
------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                 SHARES OR
                                                 PRINCIPAL     UNIT                                                     UNREALIZED
                 POSITION                         AMOUNT       COST     PRICE         COST         VALUE     PERCENT   GAIN/(LOSS)
----------------------------------------------------------------------------------------------------------------------------------
CASH & EQUIVALENTS
       Cash Suspense (12b-1)                         3,287         1.00     1.00       3,287       3,287       0.8%         0
      Trust Company STAAR Accessor US Gov't         16,346         1.00     1.00      16,346      16,346       4.0%         0
                                          ----------------------------------------------------------------------------------------
                                  Subtotal                                            19,633      19,633       4.2%         0
   GOVERNMENT AGENCY OBLIGATIONS
       Fed'l Home Ln Bank 6.5 due 5/10/17 c'05      70,000       100.01   104.63      70,007      73,238      17.8%     3,230
       Fed'l Home Ln Bank 2.45 12/19/06 c'04        25,000        99.81    99.28      24,951      24,820       6.0%      (131)
       Fedl Farm Cred Bk 4.97 9/16/15              100,000       101.64   101.22     101,638     101,219      24.7%      (419)
       Fedl Farm Cred Bk 6.9 due 9/08/15 NC         40,000       101.86   118.59      40,746      47,436      11.6%     6,690
                                          ----------------------------------------------------------------------------------------
                                  Subtotal                                           237,343     246,713     60.14%     9,370
   CORPORATE OBLIGATIONS
       Arkansas Power & Lt 7.0 due 10/1/23 c'13     25,000       103.43   102.15      25,857      25,538       6.2%      (319)
       Ford Motor Credit MTN 7.0 9/20/10            40,000       100.93   100.12      40,371      40,048       9.8%      (323)
       GMAC 6.875 due 9/15/11                       40,000        99.78   107.71      39,913      43,084      10.5%     3,171
       Lehman Bros. Hldgs 7.0 due 5/12/14 c'04      35,000        94.30   101.64      33,004      35,574       8.7%     2,570
                                          ----------------------------------------------------------------------------------------
                                  Subtotal                                           139,144     144,244      35.1%     5,100
                                                                            ======================================================
                                                                 TOTALS                396,120   410,590     100.0%    14,470

* Does not include interest accrued.

BREAKDOWN BY GENERAL ASSET TYPE

[CHART APPEARS HERE]

-------------------------------------------------------------------
Cash & Equivalents                                5%
-------------------------------------------------------------------
Corporate                                        35%
-------------------------------------------------------------------
US Treasury & Gov Agency 60%                     60%
-------------------------------------------------------------------


BREAKDOWN BY GENERAL RATING (S&P and/or Moody's)

[CHART APPEARS HERE]

-------------------------------------------------------------------
AAA Rated                                        70%
-------------------------------------------------------------------
AA Rated                                          0%
-------------------------------------------------------------------
A Rated                                          20%
-------------------------------------------------------------------
BBB Rated                                         0%
-------------------------------------------------------------------


BREAKDOWN BY GENERAL RATING
(S&P and/or Moody's)

[CHART APPEARS HERE]

----------------------------------------------------------------
AAA Rated                                        44%
----------------------------------------------------------------
AA Rated                                          2%
----------------------------------------------------------------
A Rated                                          25%
----------------------------------------------------------------
BBB Rated                                        29%
----------------------------------------------------------------

-----------------------------------------------------------------------------
Larger Company Stock Fund
Portfolio Valuation as of 12/31/03
-----------------------------------------------------------------------------

                                                                 Unit                                                   UNREALIZED
                 Position                            Shares      Cost      Price      Cost       Value        Percent   GAIN/(LOSS)
----------------------------------------------------------------------------------------------------------------------------------
CASH & EQUIVALENTS
       Cash Suspense (12b-1)                          4,543       1.00      1.00       4543        4,543        0.1%          0
       Trust Co. STAAR Accessor US Gov't             96,584       1.00      1.00      96584       96,584        2.4%          0
       ProFunds Money Market Srv                          6       1.00      1.00          6            6        0.0%          0
                                                  --------------------------------------------------------------------------------
                                 SUBTOTAL                                            101133    101,132.68       2.5%          0
U.S. LARGER CO. STOCK FUNDS
       Bear Stearns Insider Select A                 16,176      15.29     17.16    247,397      277,574        6.8%     30,178
       Dodge & Cox Stock Fund                         1,012      91.79    113.78     92,920      115,180        2.8%     22,260
       Fundamental Investors Fund                    12,387      29.49     28.85    365,272      357,376        8.7%     (7,896)
       iShares DJ US Consumer Cyclicals               1,000      49.53     55.40     49,527       55,400        1.4%      5,873
       Mairs & Power Growth Fund                      5,600      12.69     60.90     71,043      341,021        8.3%    269,979
       Parnassus Inc Equity Inc.                      3,103      21.57     24.00     66,932       74,470        1.8%      7,537
       ProFunds Biotech Svc                             477      29.66     38.46     14,139       18,332        0.4%      4,193
       ProFunds OTC Svc                                 599      50.32     55.13     30,148       33,030        0.8%      2,883
       Putnam Fund For Growth & Income               24,225      18.32     17.70    443,760      428,774       10.5%    (14,986)
       Torray Fund                                    9,680      37.32     39.98    361,239      387,009        9.5%     25,770
       Washington Mutual Investors Fund               9,798      27.89     28.78    273,261      281,992        6.9%      8,731
       iShares DJ US Healthcare Sector Index Fd         400      54.63     56.98     21,851       22,792        0.6%        941
       iShares DJ US Tech Sector Index Fund           1,500      41.95     48.51     62,927       72,765        1.8%      9,838
       iShares DJ US Basic Materials Sector Fd        1,800      39.19     45.59     70,549       82,062        2.0%     11,513
       iShares DJ US Finan Sector Index Fund            300      81.67     88.04     24,502       26,412        0.6%      1,910
       iShares DJ US Consumer Non-Cyclicals             700      47.24     48.30     33,068       33,810        0.8%        742
       ProFunds Energy Ultra Sector Srv               2,056      14.59     15.13     30,000       31,110        0.8%      1,110
       ProFunds Ultra Dow 30 Srv                        988      30.37     30.97     30,016       30,609        0.7%        593
                                                  --------------------------------------------------------------------------------
                                 SUBTOTAL                                         2,288,551    2,669,720       65.3%    381,169


U.S. MID-CAP LARGER CO. STOCK FUNDS
       Calamos Growth A                               6,778      36.75     44.78    249,057      303,513        7.4%     54,456
       Franklin Rising Dividends                     15,255      24.58     29.66    374,918      452,455       11.1%     77,537
       iShares Russell Midcap Growth Index Fd         3,200      62.80     73.70    200,971      235,840        5.8%     34,869
       Navellier MidCap Growth                       10,203      19.60     22.77    200,000      232,330        5.7%     32,330
       ProFunds Ultra Mid-Cap Srv                     2,043      19.50     27.65     39,841       56,489        1.4%     16,648
       ProFunds Utilities Ultra Sector                2,882      10.41     12.62     30,000       36,373        0.9%      6,373
                                                  --------------------------------------------------------------------------------
                                 SUBTOTAL                                         1,094,788    1,317,001       32.2%    222,213
                                                                                 =================================================
       TOTALS                                                                     3,484,472    4,087,854        100%    603,382


* Does not include interest accrued.
BREAKDOWN BY GENERAL ASSET TYPE
(Includes estimated cash positions of mutual funds owned by the Fund)

[CHART APPEARS HERE]

---------------------------------------------------------
Bonds                                     0%
---------------------------------------------------------
Cash & Equivalents                        7%
---------------------------------------------------------
Domestic Stock                            89%
---------------------------------------------------------
Foreign Stock                             3%
---------------------------------------------------------
Other                                     1%
---------------------------------------------------------


BREAKDOWN BY MANAGEMENT STYLE
(Does not include estimated cash positions of mutual funds owned by the Fund)

[CHART APPEARS HERE]

--------------------------------------------------------
Cash & Equivalents                       2%
--------------------------------------------------------
Large Cap Blend                          20%
--------------------------------------------------------
Large Cap Growth                         5%
--------------------------------------------------------
Large Cap Value                          41%
--------------------------------------------------------
Larger Mid-Cap Blend                     12%
--------------------------------------------------------
Larger Mid-Cap Growth                    19%
--------------------------------------------------------
Larger Mid-Cap Value                     1%
--------------------------------------------------------

-----------------------------------------------------------------------------
Smaller Company Stock Fund
Portfolio Valuation as of 12/31/03
-----------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                               UNIT                                                   UNREALIZED
                POSITION                         SHARES        COST     PRICE        COST         VALUE      PERCENT  GAIN/(LOSS)
---------------------------------------------------------------------------------------------------------------------------------
CASH & EQUIVALENTS
      Cash Suspense (12b-1)                      5,079.00      1.00      1.00        5,079         5,079       0.1%         0
      Franklin Money Fund                       60,644.91      1.00      1.00       60,645        60,645       1.3%         0
      Trust Co. STAAR Accessor US Gov't         75,128.23      1.00      1.00       75,128        75,128       1.6%         0
      ProFunds Money Market                     35,008.25      1.00      1.00       35,008        35,008       0.8%         0
                                         ----------------------------------------------------------------------------------------
                                 SUBTOTAL                                          175,860       175,860       3.8%         0

 U.S. SMALLER MID-CAP STOCK MUTUAL FUNDS
       FAM Value                                 1,640.12     36.33     41.15       59,579        67,491       1.5%     7,911
                                         ----------------------------------------------------------------------------------------
                                 SUBTOTAL                                           59,579        67,491       1.5%     7,911
U.S. SMALLER CO. STOCK MUTUAL FUNDS
       Bjurman & Barry Micro Cap Growth          9,219.92     24.95     33.89      230,000       312,463       6.8%    82,463
       FBR Small Cap Value A                       763.45     26.22     32.45       20,021        24,774       0.5%     4,753
       Franklin SmallCap Value A                11,369.97     24.13     30.49      274,346       346,670       7.5%    72,324
       Wasatch Small Cap Value                  98,986.97      4.51      5.30      446,098       524,631      11.4%    78,533
       Hennessy Cornerstone Growth               4,426.79     13.75     19.35       60,847        85,658      1.95%    24,812
       iShares Russell 2000 Growth Index Fd      3,200.00     52.25     59.26      167,188       189,632       4.1%    22,445
       Columbia Acorn Z Fund                    21,213.49     17.83     22.56      378,182       478,576      10.4%   100,395
       ProFunds Ultra Small-Cap Srv             12,981.60     14.28     18.57      185,425       241,068       5.2%    55,644
       Royce Opportunity Fund                   43,580.77      7.85     12.14      342,303       529,071      11.5%   186,768
       RS Smaller Co. Growth Fund                7,607.38     17.08     20.58      129,908       156,560       3.4%    26,652
       T Rowe Price New Horizons Fund           14,583.62     22.78     24.80      332,257       361,674       7.9%    29,417
       Value Line Emerging Opps                  3,746.85     17.51     22.56       65,594        84,529       1.8%    18,935
                                         -----------------------------------------------------------------------------------------
                                 SUBTOTAL                                        2,632,167     3,335,306      72.6%   703,139

U.S. MICROCAP STOCK MUTUAL FUNDS
       Franklin MicroCap Value                  17,493.71     20.86     32.37      364,884       566,271     12.3%    201,388
       Oberweis MicroCap                        17,102.73     17.94     26.26      306,875       449,118      9.8%    142,243
                                         -----------------------------------------------------------------------------------------
                                 SUBTOTAL                                          671,759     1,015,389     22.1%    343,630
                                                                            ======================================================
        TOTALS                                                                   3,539,365     4,594,046      100%  1,054,681

* Does not include interest accrued.

BREAKDOWN BY GENERAL ASSET TYPE
(Includes estimated cash positions of mutual funds owned by the Fund)

[CHART APPEARS HERE]

-------------------------------------------------------------------
Bonds                                            0%
-------------------------------------------------------------------
Cash & Equivalents                               9%
-------------------------------------------------------------------
Domestic Stock                                   85%
-------------------------------------------------------------------
Foreign Stock                                    4%
-------------------------------------------------------------------
Other                                            2%
-------------------------------------------------------------------


BREAKDOWN BY MANAGEMENT STYLE
(Does not include estimated cash positions of mutual funds owned by the Fund)

[CHART APPEARS HERE]

-------------------------------------------------------------------
Cash & Equivalents                               4%
-------------------------------------------------------------------
Small Cap Blend                                  38%
-------------------------------------------------------------------
Small Cap Growth                                 45%
-------------------------------------------------------------------
Small Cap Value                                  12%
-------------------------------------------------------------------
Smaller Mid-Cap Growth                           0%
-------------------------------------------------------------------
Smaller Mid-Cap Blend                            1%
-------------------------------------------------------------------
Other/Hedge                                      0%
-------------------------------------------------------------------

-----------------------------------------------------------------------------
International Fund
Portfolio Valuation as of 12/31/03
-----------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                               UNIT                                                   UNREALIZED
                POSITION                         SHARES        COST     PRICE        COST         VALUE      PERCENT  GAIN/(LOSS)
---------------------------------------------------------------------------------------------------------------------------------
CASH & EQUIVALENTS
       Cash Suspense (12b-1)                     1,862.00      1.00      1.00        1,862         1,862      0.1%          0
       Trust Company STAAR Accessor US Gov't   137,826.12      1.00      1.00      137,826       137,826      4.5%          0
                                               ----------------------------------------------------------------------------------
                                 SUBTOTAL                                          139,688       139,688      4.6%          0

INTERNATIONAL STOCK MUTUAL FUNDS
       AF Europacific Fund                      12,239.03     31.54     30.21      385,988       369,741      12.2%    (16,247)
       CS International Focus Fund              15,330.85     12.46     10.59      191,030       162,354       5.4%    (28,676)
       Harbor International                      9,428.21     28.64     36.79      270,059       346,864      11.4%     76,805
       iShares MSCI Mexico Index Fd              1,500.00     14.08     17.08       21,115        25,620       0.8%      4,505
       iShares MSCI Netherlands Index Fd         2,500.00     13.97     16.36       34,927        40,900       1.3%      5,973
       iShares MSCI Spain Index Fd                 500.00     20.17     27.60       10,086        13,800       0.5%      3,715
       iShares MSCI Taiwan Index Fd              1,500.00     10.80     11.24       16,202        16,860       0.6%        658
       Marsico Int'l Opportunities              29,251.37      9.23     10.26      270,000       300,119       9.9%     30,119
       Putnam International Capital Opp A       17,290.13     15.50     18.90      268,071       326,783      10.8%     58,712
       Putnam International Equity A               155.92     19.91     20.66        3,104         3,221       0.1%        117
       Templeton Foreign Fund A                 37,936.36      9.49     10.64      360,112       403,643      13.3%     43,531
       T Rowe Price International Fund           7,252.94     11.56     11.49       83,816        83,336       2.7%       (480)
       iShares S&P Latin America 40 Index Fund     700.00     52.35     58.84       36,648        41,188       1.4%      4,540
       iShares MSCI Belgium Index Fd             3,200.00     11.79     12.95       37,724        41,440       1.4%      3,716
       iShares MSCI Germany Index Fd             1,000.00     12.54     16.19       12,539        16,190       0.5%      3,651
       iShares MSCI Italy Index Fd               1,000.00     17.32     19.72       17,316        19,720       0.7%      2,404
       iShares MSCI Japan Index Fd               1,000.00      9.30      9.64        9,299         9,640       0.3%        341
       iShares MSCI Singapore Index Fd           2,000.00      6.08      6.00       12,159        12,000       0.4%       (159)
                                               -----------------------------------------------------------------------------------
                                 SUBTOTAL                                        2,040,193     2,233,419      73.6%    193,226
DEVELOPING MARKETS MUTUAL FUNDS
       Templeton Developing Markets Trust A     28,561.00     12.56     14.99      358,847       428,129      14.1%     69,282
       Dreyfus Premier Emerging A               13,820.31     11.74     16.81      162,319       232,319       7.7%     70,001
                                               -----------------------------------------------------------------------------------
                                 SUBTOTAL                                          521,166       660,449      21.8%    139,283
                                                                                ==================================================
         TOTALS                                                                  2,701,047     3,033,556     100.0%    332,509



* Does not include interest accrued.

BREAKDOWN BY GENERAL ASSET TYPE
(Includes estimated cash positions of mutual funds owned by the Fund)

[CHART APPEARS HERE]

-------------------------------------------------------------------
Bonds                                            0%
-------------------------------------------------------------------
Cash & Equivalents                               8%
-------------------------------------------------------------------
Domestic Stock                                   2%
-------------------------------------------------------------------
Foreign Emerging Mkts                            20%
-------------------------------------------------------------------
Foreign Stock                                    67%
-------------------------------------------------------------------
Other                                            3%
-------------------------------------------------------------------


BREAKDOWN BY MANAGEMENT STYLE
(Does not include cash positions of mutual funds owned by the Fund.)

[CHART APPEARS HERE]

-------------------------------------------------------------------
Cash & Equivalents                               5%
-------------------------------------------------------------------
Large Cap Blend                                  32%
-------------------------------------------------------------------
Large Cap Growth                                 13%
-------------------------------------------------------------------
Large Cap Value                                  17%
-------------------------------------------------------------------
Mid Cap Blend                                    0%
-------------------------------------------------------------------
Mid Cap Value                                    32%
-------------------------------------------------------------------

-----------------------------------------------------------------------------
AltCat Fund
Portfolio Valuation as of 12/31/03
-----------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                               UNIT                                                   UNREALIZED
                POSITION                         SHARES        COST     PRICE        COST         VALUE      PERCENT  GAIN/(LOSS)
---------------------------------------------------------------------------------------------------------------------------------
CASH & EQUIVALENTS
       Cash Suspense (12b-1)                        914        1.00      1.00          914           914       0.0%          0
       Trust Company STAAR Accsessor US Gov't    27,954        1.00      1.00      127,954       127,954       5.6%          0
       ProFunds Money Market                     15,002        1.00      1.00       15,002        15,002       0.7%          0
                                               ----------------------------------------------------------------------------------
                                 SUBTOTAL                                          143,870       143,870       6.3%          0

US MID-CAP LARGER CO. STOCK MUTUAL FUNDS
       iShares Russell Midcap Growth Index        2,300       62.97     73.70      144,837       169,510       7.5%     24,673
       ProFunds Ultra Mid-Cap Srv                 1,018       19.64     27.65       20,000        28,156       1.2%      8,156
       Muhlenkamp Fund                            3,153       45.36     63.51      143,016       200,235       8.8%     57,219
                                               ----------------------------------------------------------------------------------
                                 SUBTOTAL                                          307,853       397,900      17.6%     90,049

US SMALLER CO. STOCK MUTUAL FUNDS
       ProFunds Ultra Small-Cap Srv               2,250       13.33     18.57       30,001        41,782       1.8%     11,781
                                               ----------------------------------------------------------------------------------
                                 SUBTOTAL                                           30,001        41,782       1.8%     11,781
GLOBAL SMALLER CO. STOCK MUTUAL FUNDS
       Franklin Mutual Series Discovery Fund I    6,458       18.55     20.66      119,823       133,428       5.9%     13,605
       AF SmallCap World Fund                     7,237       26.10     26.77      188,879       193,725       8.5%      4,847
                                               ----------------------------------------------------------------------------------
                                 SUBTOTAL                                          308,702       327,153      14.4%     18,451
ALTERNATIVE CATEGORIES
       Franklin BioTech Discovery Fund I          1,554       48.27     47.93       75,000        74,474       3.3%       (526)
       Franklin Gold Fund I                       1,701       15.83     19.43       26,927        33,047       1.5%      6,120
       Franklin Real Estate Securities Fund I     5,507       16.08     21.50       88,553       118,396       5.2%     29,843
       Franklin Natural Resources Fund I          8,546       16.48     17.93      140,800       153,223       6.8%     12,424
       iShares MSCI Australia Index                 500       10.19     13.36        5,095         6,680       0.3%      1,585
       iShares S&P Latin America 40 Index           400       50.53     58.84       20,211        23,536       1.0%      3,325
       iShares MSCI Netherlands Index             1,500       13.54     16.36       20,317        24,540       1.1%      4,224
       iShares MSCI Taiwan Index                    500       10.66     11.24        5,328         5,620       0.2%        292
       iShares MSCI Mexico Index                  1,000       14.11     17.08       14,105        17,080       0.8%      2,975
       iShares DJ US Consumer Cyclicals           1,200       49.72     55.40       59,660        66,480       2.9%      6,820
       iShares DJ US Healthcare Sector Index        700       54.93     56.98       38,452        39,886       1.8%      1,434
       Ivy Pacific Opportunities Fund A          12,892        8.01      9.11      103,329       117,446       5.2%     14,117
       ProFunds Europe Ultra Srv                  1,847       10.58     13.46       19,544        24,864       1.1%      5,320
       ProFunds Utilities Ultra Sector Srv        1,195        9.71     12.62       11,605        15,080       0.7%      3,475
       Vanguard Energy                            2,769       25.27     29.85       69,962        82,652       3.6%     12,689
       Vanguard Health Care                         557       98.78    120.57       54,984        67,110       3.0%     12,126
       Live Oak Health Sciences                   1,720        8.72      9.56       15,000        16,444       0.7%      1,444
       Light Revolution Fund                     12,540        8.79      8.63      110,199       108,219       4.8%     (1,981)
       Invesco Technology II                      1,489       32.43     24.61       48,293        36,648       1.6%    (11,645)
       Neuberger & Berman Focus Adv               8,796       16.48     18.41      145,000       161,933       7.1%     16,933
       iShares DJ US Tech Sector Index Fund       1,500       42.15     48.51       63,227        72,765       3.2%      9,538
       iShares DJ US Basic Materials Sector Ind   1,000       40.17     45.59       40,166        45,590       2.0%      5,424
       iShares DJ US Consumer Non-Cyclicals         400       47.26     48.30       18,903        19,320       0.9%        417
       iShares MSCI Belgium Index Fund            1,000       12.83     12.95       12,828        12,950       0.6%        122
       iShares MSCI Singapore Index Fund          2,000        6.12      6.00       12,238        12,000       0.5%       (238)
                                               ----------------------------------------------------------------------------------
                                 SUBTOTAL                                        1,219,725     1,355,984      59.8%    136,259
                                                                                =================================================
         TOTALS                                                                  2,010,151     2,266,691       100%    256,540


* Does not include interest accrued.

BREAKDOWN BY GENERAL ASSET TYPE
(Does not include cash positions of mutual funds owned by the Fund.)

[CHART APPEARS HERE]

-------------------------------------------------------------------
Cash & Equivalents                               12%
-------------------------------------------------------------------
Bonds                                            1%
-------------------------------------------------------------------
Energy & Nat. Res                                10%
-------------------------------------------------------------------
Global Flexibly Mgd                              4%
-------------------------------------------------------------------
Global Smaller Cos                               8%
-------------------------------------------------------------------
Health Care                                      5%
-------------------------------------------------------------------
International                                    11%
-------------------------------------------------------------------
Prec. Metal/Mining                               1%
-------------------------------------------------------------------
Real Estate & Related                            5%
-------------------------------------------------------------------
Technology                                       10%
-------------------------------------------------------------------
U.S. Fexibly Mgd                                 9%
-------------------------------------------------------------------
US Large Cap                                     13%
-------------------------------------------------------------------
US Mid Cap                                       8%
-------------------------------------------------------------------
US Small Cap                                     1%
-------------------------------------------------------------------
Other                                            2%
-------------------------------------------------------------------

BREAKDOWN BY MANAGEMENT STYLE
(Does not include cash positions of mutual funds owned by the Fund.)

[CHART APPEARS HERE]

-------------------------------------------------------------------
Cash & Equivalents                               6%
-------------------------------------------------------------------
Large Cap Blend                                  14%
-------------------------------------------------------------------
Large Cap Growth                                 14%
-------------------------------------------------------------------
Large Cap Value                                  19%
-------------------------------------------------------------------
Mid Cap Blend                                    2%
-------------------------------------------------------------------
Mid Cap Growth                                   18%
-------------------------------------------------------------------
Mid Cap Value                                    16%
-------------------------------------------------------------------
Small Cap Growth                                 9%
-------------------------------------------------------------------
Other                                            2%
-------------------------------------------------------------------

STAAR INVESTMENT TRUST FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2003

-----------------------------------------------------------------------------------------------------------------------------------
                                                              IBF         LTBF        LCSF        SCSF        INTF          ACF
-----------------------------------------------------------------------------------------------------------------------------------
                         ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Investments in Securities at Value Identified             $2,880,867     410,590    4,087,854   4,594,046   3,033,556    2,266,691
-----------------------------------------------------------------------------------------------------------------------------------
Interest Receivable                                           43,574       4,442           65          71          76           71
---------------------------------------------------------==========================================================================
                                            Total Assets   2,924,441     415,032    4,087,919   4,594,117   3,033,632    2,266,762
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                      LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
Accounts Payable for Securities                                    0           0            0           0           0            0
-----------------------------------------------------------------------------------------------------------------------------------
Accounts Payable- Other                                        1,111         162        1,675       1,898       1,233          930
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Liabilities       1,111         162        1,675       1,898       1,233          930
---------------------------------------------------------==========================================================================

-----------------------------------------------------------------------------------------------------------------------------------
                       NET ASSETS                         $2,923,330     414,870    4,086,244   4,592,219   3,032,399    2,265,832
---------------------------------------------------------==========================================================================

-----------------------------------------------------------------------------------------------------------------------------------
       Shares of Beneficial Interest Outstanding             271,836      42,131      356,797     315,949     311,260      192,564
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
               Net Asset Value Per Share                  $    10.75        9.85        11.45       14.53        9.74        11.77
-----------------------------------------------------------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
FOR THE TWELVE MONTH PERIOD ENDED 12/31/03

                     INVESTMENT INCOME                          IBF        LTBF        LCSF        SCSF       INTF         ACF
                     -----------------                          ---        ----        ----        ----       ----         ---
Mutual Fund Dividends (Including Money Market Funds)        $   1,190        310      30,680       2,329      41,854      12,346
Interest                                                      192,743     50,600           0           0           0           0
                                                       --------------------------------------------------------------------------
                                 Total Income                 193,933     50,910      30,680       2,329      41,854      12,346

                          EXPENSES
                          --------
Advisory Fees                                                  24,964      6,311      28,088      29,407      19,162      13,611
Custodian fees                                                  2,665        554       2,134       2,199       1,436       1,037
Directors' Fees                                                   845        176         677         698         456         329
Registration Fees                                               1,220        253         977       1,007         657         474
Taxes                                                             280         59         226         233         152         110
Bookkeeping Fees                                                2,463        512       1,972       2,032       1,327         958
Auditing Fees                                                   6,816      1,416       5,460       5,628       3,673       2,651
Legal                                                           1,700        353       1,360       1,403         916         661
Insurance                                                       3,231        671       2,587       2,666       1,741       1,256
Transfer Agency & Shareholder Services                          2,531        526       2,026       2,088       1,363         984
Total Marketing Distribs: 12-b-1                                1,830     (1,096)      3,259       3,095       3,449       2,878
Other                                                           4,712        980       3,773       3,888       2,538       1,833
                                                       --------------------------------------------------------------------------
                        Total Expenses                         53,257     10,715      52,539      54,344      36,870      26,782
                        Over/(under) Carson's #s                    0         (0)          0          (0)         (0)         (0)
                        Net Investment Income                 140,676     40,195     (21,859)    (52,015)      4,984     (14,436)
                        --------------------           --------------------------------------------------------------------------
                        Over/(under) Carson's #s                    0          0           0           0           1           0
REALIZED & UNREALIZED APPRECIATION ON INVESTMENTS
-------------------------------------------------
Realized Long & Short Term Capital Gains / (Losses)            50,443     63,976    (468,292)    (26,141)   (138,367)    (42,894)
Unrealized Appreciation (Depreciation) during Period         (26,456)    (50,128)  1,122,946   1,282,923     778,641     474,860
                                                       --------------------------------------------------------------------------
Net Realized & Unrealized Appreciation (Depreciation)          23,987     13,848     654,654   1,256,783     640,274     431,966

NET INCREASE/(DEC.) IN NET ASSETS FROM OPERATIONS           $ 164,663     54,043     632,795   1,204,768     645,258     417,530
-------------------------------------------------      ==========================================================================

STAAR Investment Trust Annual Report 12/31/03 (Published 2/28/04)  Page 11

STAAR INVESTMENT TRUST FINANCIAL STATEMENTS

STATEMENT OF CHANGE IN NET ASSETS, YEAR ENDED DECEMBER 31, 2003

                                                                 IBF          LTBF       LCSF       SCSF         INTF       ACF
   Increase/(Decrease) in Net Assets from Operations
   -------------------------------------------------
                                                            ------------------------------------------------------------------------
Investment income - net                                     $   140,676      40,195     (21,859)    (52,015)      4,984     (14,436)
                                                            ------------------------------------------------------------------------
Net realized gains (losses) on investments                       50,443      63,976    (468,292)    (26,141)   (138,367)    (42,894)
                                                            ------------------------------------------------------------------------
Unrealized Appreciation (Depreciation) of Investments           (26,456)    (50,128)  1,122,946   1,282,924     778,641     474,860
                                                            ------------------------------------------------------------------------
      Net increase in net assets resulting from operations      164,663      54,043     632,795   1,204,768     645,258     417,530
                                                            ------------------------------------------------------------------------

           Distributions to Shareholders from:
           -----------------------------------
Investment  Income and Short Term Gains                        (169,676)    (57,912)          0           0      (4,613)          0
                                                            ------------------------------------------------------------------------
Realized Long-Term gains                                        (36,426)    (33,941)          0           0           0           0
                                                            ------------------------------------------------------------------------
   Total Distributions                                         (206,102)    (91,853)          0           0      (4,613)          0
                                                            ------------------------------------------------------------------------


                Capital Share Transactions
                --------------------------
Purchases                                                     1,206,020      26,113   1,135,873   1,118,151   2,392,151     939,859
                                                            ------------------------------------------------------------------------
Redemptions                                                  (2,824,111) (1,294,160)   (419,013)   (339,780) (1,679,640)   (171,060)
                                                            ------------------------------------------------------------------------
Reinvestment of Dividends                                       205,207      90,267           0           0       4,607           0
                                                            ------------------------------------------------------------------------
Net Increase (Decrease) in net assets resulting
from capital share transactions                              (1,412,884) (1,177,780)    716,860     778,371     717,118     768,799
                                                            ------------------------------------------------------------------------

Total Increase/(Decrease) in Net Assets                     $(1,454,323) (1,215,590)  1,349,655   1,983,139   1,357,763   1,186,329
                                                            ------------------------------------------------------------------------

Net Assets, Beginning of Period                             $ 4,377,653   1,630,460   2,736,589   2,609,080   1,674,636   1,079,503
                                                            ------------------------------------------------------------------------
Net Assets, End of Period                                   $ 2,923,330     414,870   4,086,244   4,592,219   3,032,399   2,265,832
                                                            ------------------------------------------------------------------------


STATEMENT OF CHANGE IN CASH FLOWS, YEAR ENDED DECEMBER 31, 2003

                                                       IBF           LTBF        LCSF        SCSF          INTF          ACF

   CASH PROVIDED (USED) BY OPERATING ACTIVITIES
Net Increase in Net Assets from Operations             164,663       54,043      632,795    1,204,768      645,258      417,531
Adjustments Required to reconcile to net assets
provided by operating activities
   Investments Purchased                            (1,424,588)     (75,945)  (2,145,273)  (2,137,752)  (1,199,192)  (1,280,872)
   Sales or Redemptions                              2,757,760    1,194,959    1,433,968    1,420,299      607,923      500,992
   Net Realized Gains (Losses) on Investments          (50,443)     (63,976)     468,292       26,141      138,367       42,894
   Unrealized (Appreciation) Depreciation of
     Investments                                        26,456       50,128   (1,122,946)  (1,282,924)    (778,641)    (474,860)
   Reinvestment of Ordinary Dividend
     Distributions                                           0            0      (27,014)        (149)     (34,113)      (7,720)
Net Amortization of Bond Premiums (Discounts)           13,598          720            0            0            0            0
    (Increase) Decrease in Interest Receivable          23,422       13,083          (51)         (59)         (36)          71
     Increase/(Decrease) in Accts. Payable              (2,705)      (1,267)        (883)        (520)        (334)         (77)
                                                    ---------------------------------------------------------------------------

Net Cash Provided by Operating Activities            1,508,163    1,171,745     (761,112)    (770,196)    (620,768)    (802,042)


     CASH PROVIDED BY FINANCING ACTIVITIES

Shareholder Contributions                            1,206,020       26,113    1,135,873    1,118,151    2,392,151      939,859
Shareholder Redemptions (including amounts
re-invested in other Trust portfolios)              (2,824,111)  (1,294,160)    (419,013)    (339,780)  (1,679,640)    (171,060)
Cash Distributions Paid Out to Shareholders               (895)      (1,586)           0            0           (6)           0
Net Cash Provided by Financing Activities           (1,618,986)  (1,269,633)     716,860      778,371      712,505      768,799
                                                    ---------------------------------------------------------------------------


     INCREASE/(DECREASE) IN CASH DURING PERIOD        (110,823)     (97,888)     (44,252)       8,175       91,737      (33,243)
                                                    ===========================================================================

Cash Balance - Beginning of Period (without
accruals)                                              179,604      117,521      145,385      167,685       47,951      177,113
                                                    ===========================================================================
Cash Balance - End of Period (without accruals)         68,781       19,633      101,133      175,860      139,688      143,870
                                                    ===========================================================================
Supplemental Disclosire of Cash Flow Information

 Noncash financing activities not included herein
  consist of:
     Reinvestment of dividends and distributions       205,207       90,267                                  4,607
                                                    =======================                             ==========

STAAR Investment Trust Annual Report 12/31/03 (Published 2/28/04)  Page 12

                             STAAR INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2003

NOTE 1 - ORGANIZATION AND PURPOSE

    Staar Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to Staar Investment Trust in September, 1998.

    The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust consists of six separate series portfolios (funds). The funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

       Staar Intermediate Bond Fund
       Staar Long-Term Bond Fund
       Staar Larger Company Stock Fund
       Staar Smaller Company Stock Fund
       Staar International Fund
       Staar Alternative Categories Fund

    Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named. Each fund may invest in other open-end funds (mutual funds) as well as closed-end funds and individual securities.

    Security Valuation - Net Asset Value for each portfolio is computed as of the close of business on each business day. New investments received during that day purchase shares of beneficial interest based upon the end-of-day Net Asset Value per share. Included in the end-of-day net assets valuation of each portfolio is the net asset valuation of all investee mutual funds, as published on their respective web-sites or elsewhere. When applicable, equity securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Fixed income securities are valued at prices obtained from a pricing service. Short-term notes are stated at amortized cost, which is equivalent to value. There were no restricted securities owned by any of the portfolios as of December 31, 2003. Restricted securities and other securities for which quotations are not readily available will be valued at fair value as determined by the Trustees.

    Federal Income Taxes - The Trust complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and intends to distribute all its taxable income and net capital gains each year to its shareholders. As a regulated investment company, the Trust is not subject to income taxes if such distributions are made. Therefore, no federal or state income tax provision is required. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the Trust. As of December 31, 2003 the following net capital loss carryforwards existed for federal income tax purposes:

                  LCSF          $  612,600

                  SCSF          $  136,228

                  INTF          $  531,744

                  ACF           $   74,428

The above net capital loss carryforwards may be used to offset capital gains realized during subsequent years and thereby relieve the Trust and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. Expiration of the capital loss carry forwards occurs in 2009-2011. The Trust will not make distributions from capital gains while a capital loss carryforward remains.

Distributions to shareholders - Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Security Transactions and Related Investment Income - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. Dividend income and realized gain distributions from other funds are recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Through December 31, 2002, discounts and premiums on securities purchased, were not amortized over the life of the respective securities. On January 1, 2003, the Trust began amortizing all premiums and discounts on fixed income securities to conform with a recent change in accounting principles generally accepted in the United States for mutual funds. Adopting this change did not impact the Trust's net asset values, and resulted in immaterial changes to the classification of certain amounts between interest income and realized and unrealized gains/losses in the Statement of Operations.

Foreign withholding taxes are recorded as a contra investment income item to the extent such information is available to the Trust.

Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

NOTE 3 - SHAREHOLDER TRANSACTIONS

The declaration of trust provides for an unlimited number of shares of beneficial interest, without par value. The declaration of Trust also established six series of shares which correspond to the six funds described in Note. 2. During the years ended December 31, 2003 at least 98% and in 2002, 99% of dividends declared were reinvested by the respective owners of beneficial interest. Transactions in units of beneficial interest were as shown on the following page:


STAAR Investment Trust Annual Report 12/31/03 (Published 2/28/04)  Page 13

                             STAAR INVESTMENTS TRUST
                            SHAREHOLDER TRANSACTIONS


                                                                           YEAR ENDED DECEMBER 31, 2002
                                                                           ----------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FUND                      DECEMBER 31,2001                 SOLD                    REINVESTMENT OF                REDEEMED
                              BALANCE                                               DISTRIBUTIONS

                        SHARES     AMOUNT           SHARES     AMOUNT           SHARES       AMOUNT         SHARES      AMOUNT
INTERMEDIATE BOND       270,836    $2,814,278       202,016    $2,164,291        11,663       $125,615      (86,210)    ($920,133)

LONG TERM BOND          115,586     1,230,253        57,399       612,446         6,030         64,921      (31,071)     (333,701)

LARGE COMPANY
STOCK                   245,467     2,951,411        76,874       838,044                                   (34,032)     (353,477)

SMALL COMPANY
STOCK                   244,481     2,873,523        54,033       643,364                                   (45,044)     (501,485)

INTERNATIONAL           222,742     2,481,565        44,813       376,886                                   (41,302)     (324,689)

ALTERNATIVE
CATEGORIES              100,521     1,159,223        27,286       285,639                                   (10,029)     (102,938)

                                  ------------                ------------                -------------               -------------
                                  $13,510,253                  $4,920,671                     $190,536                ($2,536,423)
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                          YEAR ENDED DECEMBER 31, 2003
                                                                                          ----------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FUND                       DECEMBER 31,2002                 SOLD                   REINVESTMENT OF                 REDEEMED
                               BALANCE                                              DISTRIBUTIONS

                         SHARES     AMOUNT           SHARES      AMOUNT           SHARES      AMOUNT        SHARES       AMOUNT
INTERMEDIATE BOND        398,305    $4,184,051       118,572    $1,206,020        18,778      $205,207     (263,819)  ($2,824,111)

LONG TERM BOND           147,944     1,573,919         2,457        26,113         8,587        90,267     (116,858)   (1,294,160)

LARGE COMPANY
STOCK                    288,310     3,435,978       113,946     1,135,873             0             0      (45,458)     (419,013)

SMALL COMPANY
STOCK                    253,470     3,015,402        95,847     1,118,151             0             0      (33,368)     (339,780)

INTERNATIONAL            226,253     2,533,763       316,257     2,392,151           471         4,607     (231,721)   (1,679,640)

ALTERNATIVE
CATEGORIES               117,779     1,341,924        94,431       939,859             0             0      (19,646)     (171,060)

                                   ------------               ------------                ------------               ------------
                                   $16,085,037                  $6,818,167                    $300,081                ($6,727,764)
-----------------------------------------------------------------------------------------------------------------------------------


                        YEAR ENDED DECEMBER 31, 2003
                        ----------------------------

----------------------------------------------------
FUND                         DECEMBER 31,2002
                                   BALANCE

                             SHARES       AMOUNT
INTERMEDIATE BOND            271,836     $2,771,167

LONG TERM BOND                42,131       $396,139

LARGE COMPANY
STOCK                        356,797     $4,152,836

SMALL COMPANY
STOCK                        315,949     $3,793,773

INTERNATIONAL                311,260     $3,250,881

ALTERNATIVE
CATEGORIES                   192,564     $2,110,723

                                       ------------
                                        $16,475,521
----------------------------------------------------


STAAR Investment Trust Annual Report 12/31/03 (Published 2/28/04) Page 14

As of December 31, 2003 net assets consisted of the following.

                                    IBF           LTBF          LCSF          SCSF           INTF           ACF
                                -----------     --------     ----------    ----------     ----------    -----------
Capital paid in on Shares of
Capital Stock                   $ 2,771,167     $396,139     $4,152,838    $3,793,773     $3,250,881    $ 2,110,723

Undistributed net investment
income (loss)                        42,460       26,995        (57,376)     (120,007)       (19,247)       (27,003)

Accumulated net capital loss              0      (22,734)      (612,600)     (136,228)      (531,744)       (74,428)

Net unrealized appreciation         109,703       14,470        603,382     1,054,681        332,509        256,540
                                -----------     --------     ----------    ----------     ----------    -----------

Net Assets                      $ 2,923,330     $414,870     $4,086,244    $4,592,219     $3,032,399    $ 2,265,832
                                ===========     ========     ==========    ==========     ==========    ===========


NOTE 4 - SUMMARY OF UNREALIZED GAINS AND LOSSES:

Following is a summary of unrealized gains and losses for each portfolio as of December 31, 2003.

                                                       Unrealized Gain (Loss)
                               --------------------------------------------------------------------
                                  Cost          Gain            Loss          Net      Market Value
                               ----------     ---------       -------      ---------   ------------
Intermediate Bond              $2,771,164       111,491        (1,788)       109,703    $2,880,867
Long Term Bond                    396,120        15,662        (1,192)        14,470       410,590
Larger Company Stock Fund       3,484,472       626,264       (22,882)       603,382     4,087,854
Smaller Company Stock Fund      3,539,365     1,054,681             0      1,054,681     4,594,046
International Fund              2,701,047       378,070       (45,561)       332,509     3,033,556
Alternative Categories Fund     2,010,151       270,929       (14,389)       256,540     2,266,691

NOTE 5 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

Effective April 1, 1996, the Trust entered into a Master Investment Advisory Agreement with Staar Financial Advisors, Inc., a related party (Advisor). This agreement appointed the Advisor to act as investment advisor to the Trust on behalf of six series portfolios for a one year period. This agreement has subsequently been extended through December 31, 2003. The advisor furnishes investment management and advisory services for a fee based on average daily net asset value. The fee for each portfolio is in accordance with a fee schedule of ..63% for IBF, .72% for LTBF and .90% for all other portfolios.

The president of the investment advisor is the organizer of the Trust. The agreement provides for an expense reimbursement from the investment advisor if the Trust's total expense for any series (fund), exclusive of taxes, interest, costs of portfolio acquisitions and dispositions and extraordinary expenses, for any fiscal year, exceed the level of expenses which such series is permitted to bear under the most restrictive expense limitation imposed on open-end investment companies by any state in which shares of such series are then qualified. The agreement also stipulates that all organizational expenses of the Trust were paid by the investment advisor as well as certain marketing, legal and accounting and transfer and custodial services for the first two years. Such costs continued to be absorbed by the investment advisor through December 31, 2001, except for certain marketing and other costs associated with the sale and distribution of shares.

Effective January 1, 2002, the Trust began paying certain operating expenses to include custodian, registration, legal and auditing fees, and printing and insurance expenses, and a portion of bookkeeping fees. Remaining bookkeeping fees continued to be absorbed by the investment advisor. Directors' fees of $1,125 per calendar quarter in 2003 and 2002 were also incurred by the Trust. In 2001, these, as well as various other Trust expenses were funded by a charge of ..09% of average daily net asset value for each fund.

Effective September 1, 1998, Staar Investment Trust shareholders approved a 12b-1 arrangement which provides commission payments to broker/dealers who refer investors who become shareholders in Staar Investment Trust. This arrangement remained in effect through August 1, 2001 when a new 12b-1 arrangement, discussed below was implemented and which includes these fees. The commission structure under this arrangement is .5% for bond funds and 1.0% for stock funds for the first 12 months from date of purchase and .15% for bond funds and .25% for stock funds thereafter. Commissions were calculated based on fair market values and were payable monthly in the first 12 months and quarterly thereafter. For the period May through December 2000, 12b-1 commission expenses were also absorbed by the investment advisor. Subsequent to December 31, 2000, the advisor no longer absorbed 12b-1 fees.

Effective August 2, 2001, Staar Investment Trust shareholders approved a new 12b-1 arrangement which provided for accrual of fees based upon a daily percentage (.000411% for bond funds and .000548 for stock funds) of the total net asset values. The broker/dealer fees discussed above were paid out of such fee accruals. The balance of the fees was used for marketing and other costs associated with the sale and distribution of shares. Effective January 1, 2002, Staar Investment Trust changed the 12b-1 daily accrual rate to .000658% for all funds, based upon estimated requirements. In 2003, management revised its estimated resulting liability, and accordingly recorded a reduction to 12b-1 expenses. For the year ended December 31, 2003, the aggregate net amount charged to expense for all portfolios was $13,415.

STAAR Investment Trust Annual Report 12/31/03 (Published 2/28/04)  Page 15

NOTE 5 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
         (Continued)

Certain affiliated persons holding shares in the six portfolios purchased such shares at Net Asset Value at respective date of purchase. Those affiliated persons held aggregate investments in the respective funds as of December 31, 2003 as follows:

                                                  IBF          LTBF           LCSF          SCSF           INTF           ACF
                                              ----------    ----------    -----------    -----------    -----------    ----------
                                                                                     SHARES
J. Weisbrod including immediate family &
retirement accounts:                           2,738.444       872.397      2,983.842      3,150.212      3,604.425     3,342.543

Other Trustees of  Staar Investment Trust      3,464.144     2,280.334      6,472.331      6,036.205      5,932.259     3,997.578

Employees of investment advisor including
retirement accounts                                0.000                       41.247      1,521.008         41.666        39.706

Affiliated Persons                               315.230         0.000        858.748        798.056        738.798       780.943
                                              ----------    ----------    -----------    -----------    -----------    ----------

Number of Shares                               6,517.818     3,152.731     10,356.168     11,505.481     10,317.148     8,160.770
                                              ==========    ==========    ===========    ===========    ===========    ==========

Value                                         $   70,094    $   31,046    $   118,606    $   167,230    $   100,529    $   96,025
                                              ==========    ==========    ===========    ===========    ===========    ==========

The Trustees have authorized the use of a broker -dealer in which the president of the investment advisor serves as a registered representative; as such, the president of the investment advisor may benefit indirectly from the Trust's payment of commissions and 12b-1 fees.

                          INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Trustees
Staar Investment Trust

We have audited the statements of assets and liabilities, including the schedules of investments, of Staar Investment Trust (comprising, respectively, the Intermediate Bond Fund, Long Term Bond Fund, Larger Company Stock Fund, Smaller Company Stock Fund, International Fund and Alternative Categories Fund) as of December 31, 2003, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the selected per share data and ratios for the periods indicated. These financial statements and selected per share data and ratios are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Staar Investment Trust, as of December 31, 2003, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their selected per share data and ratios for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.


Carson & Co, LLC
Sewickley, Pennsylvania
February 24, 2004


STAAR Investment Trust Annual Report 12/31/03 (Published 2/28/04)  Page 16

                             STAAR INVESTMENT TRUST
         SUPPLEMENTARY INFORMATION - SELECTED PER SHARE DATA AND RATIOS

               Period from May 28, 1997 through December 31, 2003



                                                     ------------------------------------------------------------------------
                                                                                        IBF
  PER SHARE DATA                                           1/1/03 -          1/1/02 -          1/1/01          1/1/00 -
  --------------                                           12/31/03          12/31/02         12/31/01         12/31/00

  Net Asset Value Beginning Of Period                               10.99            10.59            10.29             9.96
                                                     ------------------------------------------------------------------------
  Net Investment Income                                              0.39             0.41             0.52             0.55
  Net Realized & Unrealized Gains                                    0.05             0.35             0.26             0.32
                                                     ------------------------------------------------------------------------
  Total Income from Operations                                       0.44             0.76             0.78             0.87
                                                     ------------------------------------------------------------------------
  Total Distributions to Shareholders                               (0.68)           (0.36)           (0.48)           (0.54)
  Net Asset Value End of Period                                     10.75            10.99            10.59            10.29
                                                     ------------------------------------------------------------------------
  Total Return                                                       4.05%            7.19%            7.56%            9.06%
                                                     ========================================================================
                                                     Total returns are actual experienced by shareholders
                                                     and may be slightly different if calculated using these
                                                     numbers due to rounding differences.
  RATIOS
  ------
  Expenses to Avg. Net Assets*                                       1.30%            1.51%            0.72%            0.72%
  Net Investment Income to Avg. Net Assets                           3.56%            3.79%            4.95%            5.49%
  Portfolio Turnover Rate                                           35.97%           21.60%           33.76%           14.77%

  NET ASSETS, END OF PERIOD
  -------------------------
  (000s omitted)                                                    2,923            4,378            2,868            1,564
                                                     ========================================================================

              Such ratios are after effect of               2003              2002             2001             2000
                                                            ----              ----             ----             ----
     fees waived: (cents per share rounded)                          0.03             0.00             0.00             0.00
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               SCSF
  PER SHARE DATA                                           1/1/03 -          1/1/02 -          1/1/01          1/1/00 -
  --------------                                           12/31/03          12/31/02         12/31/01         12/31/00

  Net Asset Value Beginning Of Period                               10.29            12.47            12.54            13.86
                                                     ------------------------------------------------------------------------
  Net Investment Income                                             (0.19)           (0.21)           (0.10)           (0.09)
  Net Realized & Unrealized Gains                                    4.24            (1.97)            0.21             0.28
                                                     ------------------------------------------------------------------------
  Total Income from Operations                                       4.05            (2.18)            0.11             0.19
                                                     ------------------------------------------------------------------------
  Total Distributions to Shareholders                                0.00             0.00            (0.18)           (1.51)
  Net Asset Value End of Period                                     14.53            10.29            12.47            12.54
                                                     ------------------------------------------------------------------------
  Total Return                                                      41.21%          -17.45%            0.85%            1.08%
                                                     ========================================================================
                                                     Total returns are actual experienced by shareholders
                                                     and may be slightly different if calculated using these
                                                     numbers due to rounding differences.
  RATIOS
  ------
  Expenses to Avg. Net Assets*                                       1.59%            1.89%            0.99%            0.99%
  Net Investment Income to Avg. Net Assets                          -1.61%           -1.80%           -0.81%           -0.59%
  Portfolio Turnover Rate                                           45.72%           32.79%            4.31%            4.05%

  NET ASSETS, END OF PERIOD
  -------------------------
  (000s omitted)                                                    4,592            2,609            3,048            2,669
                                                     ------------------------------------------------------------------------
                Such ratios are after effect of              2003              2002             2001             2000
                                                             ----              ----             ----             ----
            fees waived: (cents per share rounded)                   0.03             0.00             0.00             0.00
                                                     ------------------------------------------------------------------------


                                                    -----------------
                                                          IBF
  PER SHARE DATA                                       1/1/99-
  --------------                                      12/31/99

  Net Asset Value Beginning Of Period                         10.45
                                                    -----------------
  Net Investment Income                                        0.54
  Net Realized & Unrealized Gains                             (0.55)
                                                    -----------------
  Total Income from Operations                                (0.01)
                                                    -----------------
  Total Distributions to Shareholders                         (0.48)
  Net Asset Value End of Period                                9.96
                                                    -----------------
  Total Return                                                (0.14)%
                                                    =================



  RATIOS
  ------
  Expenses to Avg. Net Assets*                                 0.72%
  Net Investment Income to Avg. Net Assets                     5.28%
  Portfolio Turnover Rate                                     11.85%

  NET ASSETS, END OF PERIOD
  -------------------------
  (000s omitted)                                              1,574
                                                    =================

              Such ratios are after effect of          1999
     fees waived: (cents per share rounded)           -----
                                                               0.00
---------------------------------------------------------------------
                                                          SCSF
  PER SHARE DATA                                       1/1/99-
  --------------                                      12/31/99

  Net Asset Value Beginning Of Period                         11.45
                                                    -----------------
  Net Investment Income                                       (0.09)
  Net Realized & Unrealized Gains                              3.61
                                                    -----------------
  Total Income from Operations                                 3.52
                                                    -----------------
  Total Distributions to Shareholders                         (1.11)
  Net Asset Value End of Period                               13.86
                                                    -----------------
  Total Return                                                30.78%
                                                    =================



  RATIOS
  ------
  Expenses to Avg. Net Assets*                                 0.99%
  Net Investment Income to Avg. Net Assets                    -0.73%
  Portfolio Turnover Rate                                     33.53%

  NET ASSETS, END OF PERIOD
  -------------------------
  (000s omitted)                                              2,279
                                                    -------------------
                Such ratios are after effect of         1999
            fees waived: (cents per share rounded)             0.00
                                                    -------------------


                                                     ---------------------------------------------------------------
                                                                               LTBF
  PER SHARE DATA                                     1/1/03 -    1/1/02 -     1/1/01      1/1/00 -      1/1/99-
  --------------                                     12/31/03    12/31/02    12/31/01     12/31/00      12/31/99

  Net Asset Value Beginning Of Period                     11.02       10.62       10.43          10.09       11.16
                                                     ---------------------------------------------------------------
  Net Investment Income                                    0.50        0.48        0.61           0.62        0.60
  Net Realized & Unrealized Gains                          0.15        0.40        0.17           0.31       (1.10)
                                                     ---------------------------------------------------------------
  Total Income from Operations                             0.65        0.88        0.78           0.93       (0.50)
                                                     ---------------------------------------------------------------
  Total Distributions to Shareholders                     (1.82)      (0.48)      (0.59)         (0.59)      (0.57)
  Net Asset Value End of Period                            9.85       11.02       10.62          10.43       10.09
                                                     ---------------------------------------------------------------
  Total Return                                             5.88%       8.27%       7.49%          9.37%      (4.53)%
                                                     ===============================================================



  RATIOS
  ------
  Expenses to Avg. Net Assets*                             1.34%       1.59%       0.81%          0.81%       0.81%
  Net Investment Income to Avg. Net Assets                 4.57%       4.50%       5.73%          6.10%       5.61%
  Portfolio Turnover Rate                                  8.53%      19.70%      25.23%          7.74%       4.10%

  NET ASSETS, END OF PERIOD
  -------------------------
  (000s omitted)                                            415       1,630       1,227            889         807
                                                     ===============================================================

              Such ratios are after effect of         2003        2002        2001         2000          1999
                                                      ----        ----        ----         ----          ----
     fees waived: (cents per share rounded)                0.03        0.00        0.00           0.00        0.00
                                                     ---------------------------------------------------------------
                                                                                          INTF
  PER SHARE DATA                                     1/1/03 -    1/1/02 -     1/1/01      1/1/00 -      1/1/99-
  --------------                                     12/31/03    12/31/02    12/31/01     12/31/00       12/31/99

  Net Asset Value Beginning Of Period                      7.40        8.64       10.48          14.08       10.60
                                                     ---------------------------------------------------------------
  Net Investment Income                                    0.02       (0.09)       0.03           0.02        0.05
  Net Realized & Unrealized Gains                          2.33       (1.15)      (1.84)         (2.36)       4.06
                                                     ---------------------------------------------------------------
  Total Income from Operations                             2.35       (1.24)      (1.81)         (2.34)       4.11
                                                     ---------------------------------------------------------------
  Total Distributions to Shareholders                     (0.01)       0.00       (0.03)         (1.26)      (0.63)
  Net Asset Value End of Period                            9.74        7.40        8.64          10.48       14.08
                                                     ---------------------------------------------------------------
  Total Return                                            31.85%     -14.33%     -17.23%        -16.76%      38.76%
                                                     ===============================================================



  RATIOS
  ------
  Expenses to Avg. Net Assets*                             1.61%       1.90%       0.99%          0.99%       0.99%
  Net Investment Income to Avg. Net Assets                 0.24%      -1.07%       0.31%          0.15%       0.39%
  Portfolio Turnover Rate                                 29.10%      24.08%      15.74%         10.81%      13.12%

  NET ASSETS, END OF PERIOD
  -------------------------
  (000s omitted)                                          3,032       1,675       1,925          2,108       2,179
                                                     ---------------------------------------------------------------
                Such ratios are after effect of          2003        2002        2001         2000          1999
                                                         ----        ----        ----         ----          ----
            fees waived: (cents per share rounded)         0.02        0.00        0.00           0.00        0.00
                                                     ---------------------------------------------------------------

                                                     -----------------------------------------------------------
                                                                               LCSF
  PER SHARE DATA                                      1/1/03 -     1/1/02 -    1/1/01    1/1/00 -    1/1/99-
  --------------                                       12/31/03     12/31/02   12/31/01   12/31/00   12/31/99

  Net Asset Value Beginning Of Period                       9.49       11.58      12.85      13.98      12.99
                                                     ----------------------------------------------------------
  Net Investment Income                                    (0.07)      (0.09)     (0.01)     (0.02)     (0.02)
  Net Realized & Unrealized Gains                           2.03       (2.00)     (1.26)     (0.32)      2.12
                                                     ----------------------------------------------------------
  Total Income from Operations                              1.96       (2.09)     (1.27)     (0.34)      2.10
                                                     ----------------------------------------------------------
  Total Distributions to Shareholders                       0.00        0.00       0.00      (0.79)     (1.11)
  Net Asset Value End of Period                            11.45        9.49      11.58      12.85      13.98
                                                     ----------------------------------------------------------
  Total Return                                             20.65%     -18.10%     -9.88%     -2.66%     16.13%
                                                     ==========================================================



  RATIOS
  ------
  Expenses to Avg. Net Assets*                              1.59%       1.89%      0.99%      0.99%      0.99%
  Net Investment Income to Avg. Net Assets                 -0.71%      -0.88%     -0.11%     -0.14%     -0.13%
  Portfolio Turnover Rate                                  46.31%      24.08%     16.09%     19.69%     37.02%

  NET ASSETS, END OF PERIOD                                4,086       2,737      2,843      2,679      2,430
  -------------------------
  (000s omitted)
                                                     ==========================================================

              Such ratios are after effect of           2003         2002       2001       2000       1999
                                                        ----         ----       ----       ----       ----
     fees waived: (cents per share rounded)                 0.03        0.00       0.00       0.00       0.00
                                                     ----------------------------------------------------------
                                                                                             ACF
  PER SHARE DATA                                       1/1/03 -     1/1/02 -    1/1/01    1/1/00 -    1/1/99-
  --------------                                        12/31/03     12/31/02   12/31/01   12/31/00   12/31/99

  Net Asset Value Beginning Of Period                       9.17       10.89      12.29      12.35       9.67
                                                     ----------------------------------------------------------
  Net Investment Income                                    (0.10)      (0.10)     (0.01)      0.01       0.06
  Net Realized & Unrealized Gains                           2.70       (1.62)     (1.22)      0.69       2.93
                                                     ----------------------------------------------------------
  Total Income from Operations                              2.61       (1.72)     (1.23)      0.70       2.99
                                                     ----------------------------------------------------------
  Total Distributions to Shareholders                       0.00        0.00      (0.17)     (0.76)     (0.31)
  Net Asset Value End of Period                            11.77        9.17      10.89      12.29      12.35
                                                     ----------------------------------------------------------
  Total Return                                             28.35%     -15.84%     -9.99%      5.46%     30.86%
                                                     ==========================================================



  RATIOS
  ------
  Expenses to Avg. Net Assets*                              1.61%       1.88%      0.99%      0.99%      0.99%
  Net Investment Income to Avg. Net Assets                 -0.97%      -0.97%     -0.08%      0.04%      0.51%
  Portfolio Turnover Rate                                  33.19%      18.61%      0.00%      5.11%      4.15%

  NET ASSETS, END OF PERIOD
  -------------------------
  (000s omitted)                                           2,266       1,080      1,094        958        570
                                                     ----------------------------------------------------------
                Such ratios are after effect of          2003         2002       2001       2000       1999
                                                         ----         ----       ----       ----       ----
            fees waived: (cents per share rounded)          0.03        0.00       0.00       0.00       0.00
                                                     ----------------------------------------------------------


STAAR Investment Trust Annual Report 12/31/03 (Published 2/28/04)  Page 17

[STAAR Investment Trust Logo]

OFFICES OF THE TRUST
604 McKnight Park Dr.
Pittsburgh, PA 15237

INVESTMENT ADVISOR
STAAR Financial Advisors, Inc.
604 McKnight Park Dr.
Pittsburgh, PA 15237

E-MAIl: staar@iname.com
WEB SITE: www.staarfunds.com

COUNSEL
Thomas Sweeney Jr., Esq.
Sweeney and Associates, PC
P.O. Box 82637
Pittsburgh, PA 15218

TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS
STAAR Financial Advisors, Inc.
604 McKnight Park Dr.
Pittsburgh, PA 15237

INDEPENDENT AUDITORS
Carson & Co.
201 Village Commons,
Sewickley, PA 15143


TRUSTEES

Jeffrey A. Dewhirst
Sewickley, PA
Investment Banker

Richard Levkoy
Ambridge, PA
Accountant

Thomas J. Smith
Sewickley, PA
Owner/President, CapMasters

John H. Weisbrod
Cranberry, PA
Former President, Sea Breeze
Laboratories, Inc.

J. Andre Weisbrod
Wexford, PA
President, STAAR Financial
Advisors, Inc.

VISIT OUR WEB SITE:
www.staarfunds.com
Performance Updates [GRAPHIC]
Prospectus and Forms
Articles and Information
The Funny File
STAAR Cards

STAAR Investment Trust Annual Report 12/31/03 (Published 2/28/04)  Page 18

[STAAR Investment Trust Logo]

Annual Report
January 1, 2003 to December 31, 2003

Back Cover

STAAR Investment Trust Annual Report 12/31/03 (Published 2/28/04)

ITEM 2. CODE OF ETHICS.

The Trust adopted a Code of Ethics on November 30, 1999 that was previously filed with the prospectus and SAI dated May 1, 2000. The Code of Ethics is designed to protect shareholder interests and includes sections addressing general ethics as well as specific concentration on areas such as prohibited transactions, pre-clearance procedures, certifications and reports by access persons, confidentiality and conflicts of interest.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Richard Levkoy, an accountant and member of the Trust's Board of Trustees is the designated audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The principal accountant, Carson & Co., LLC of Sewickley, PA, conducted the 2003 annual audit for the Trust and billed the Trust $14,397 for this service.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES. [Revised Copy To Come]

The Board of Trustees have adopted a code of Procedures and practices designed to assure that the interests of shareholders are protected, that full disclosures are made, that conflicts of interest are avoided and to assure compliance with securities laws.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) Any code of ethics or amendment thereto. Previously filed with 2000 prospectus and SAI.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  The STAAR Investment Trust




         By (Signature and Title)  /s/ J. Andre Weisbrod
                                   --------------------------------
                                   J. Andre Weisbrod,
                                   Chairman of the Board of Trustees


         Date     3/10/04
               ------------




         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         (Registrant)  The STAAR Investment Trust




         By (Signature and Title)  /s/ Richard Levkoy
                                   ---------------------------------------
                                   Richard Levkoy,
                                   Trustee, Chairman of the Audit Committee


         Date      3/10/04
                -----------